LOANS AND OTHER FINANCING - Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Financial assets	$ 4,108,605,647	$ 4,054,543,851
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,219,451,198	1,088,608,893	$ 1,669,234,757
Gross carrying amount | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	83,494,318	95,155,924
Gross carrying amount | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	306,588,990	154,134,933
Gross carrying amount | Personal loans
LOANS AND OTHER FINANCING
Financial assets	298,411,043	113,016,746
Gross carrying amount | Automobile and other secured loans
LOANS AND OTHER FINANCING
Financial assets	197,366,584	33,377,345
Gross carrying amount | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	278,338,139	$ 165,089,381
Guarantees Financials Assets Credit Impaired | Book value
LOANS AND OTHER FINANCING
Financial assets	11,120,684
Guarantees Financials Assets Credit Impaired | Book value | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	295,844
Guarantees Financials Assets Credit Impaired | Book value | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	142,621
Guarantees Financials Assets Credit Impaired | Book value | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	480,053
Guarantees Financials Assets Credit Impaired | Book value | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	907,086
Guarantees Financials Assets Credit Impaired | Book value | Personal loans
LOANS AND OTHER FINANCING
Financial assets	312,297
Guarantees Financials Assets Credit Impaired | Book value | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	1,561,296
Guarantees Financials Assets Credit Impaired | Book value | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	330,341
Guarantees Financials Assets Credit Impaired | Book value | Others
LOANS AND OTHER FINANCING
Financial assets	7,091,146
Guarantees Financials Assets Credit Impaired | Fair value
LOANS AND OTHER FINANCING
Financial assets	16,287,234
Guarantees Financials Assets Credit Impaired | Fair value | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	153,218
Guarantees Financials Assets Credit Impaired | Fair value | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	122,430
Guarantees Financials Assets Credit Impaired | Fair value | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	300,235
Guarantees Financials Assets Credit Impaired | Fair value | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	1,902,913
Guarantees Financials Assets Credit Impaired | Fair value | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	7,680,211
Guarantees Financials Assets Credit Impaired | Fair value | Others
LOANS AND OTHER FINANCING
Financial assets	6,128,227
Guarantees Financials Assets Credit Impaired | Allowances for loans losses
LOANS AND OTHER FINANCING
Financial assets	17,869,762
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	939,791
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	214,615
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	540,917
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	344,610
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Personal loans
LOANS AND OTHER FINANCING
Financial assets	6,241,343
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	3,548,135
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	3,579,676
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Others
LOANS AND OTHER FINANCING
Financial assets	2,460,675
Guarantees Financials Assets Credit Impaired | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,990,446
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	1,235,635
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	357,236
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	1,020,970
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	1,251,696
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Personal loans
LOANS AND OTHER FINANCING
Financial assets	6,553,640
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	5,109,431
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	3,910,017
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Others
LOANS AND OTHER FINANCING
Financial assets	$ 9,551,821